Net Interest Income - Summary of Net Interest Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and similar income:
Loans and advances to customers	£ 5,237	£ 5,459	£ 5,494
Loans and advances to banks	182	207	164
Reverse repurchase agreements – non trading	244	124	20
Other	309	282	227
Total interest and similar income	5,972	6,072	5,905
Interest expense and similar charges:
Deposits by customers	(1,331)	(1,224)	(1,183)
Deposits by banks	(135)	(120)	(35)
Repurchase agreements – non trading	(126)	(37)	(5)
Debt securities in issue	(938)	(936)	(737)
Subordinated liabilities	(137)	(141)	(134)
Other	(10)	(8)	(8)
Total interest expense and similar charges	(2,677)	(2,466)	(2,102)
Net interest income	£ 3,295	£ 3,606	£ 3,803